Investments - Available-for-sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Cost or Amortized Cost
Subtotal	$ 1,675,137	$ 897,140
Securities pledged	100,177	133,013
Total	1,574,960	764,127
Gross Unrealized Gains
Subtotal	44,482	28,134
Securities pledged	1,614	3,884
Total	42,868	24,250
Gross Unrealized Losses
Subtotal	(8,306)	(18,476)
Securities pledged	(859)	(2,975)
Total	(7,447)	(15,501)
Fair Value
Subtotal	1,711,313	906,798
Securities pledged	100,932	133,922
Total	1,610,381	772,876
Common stock
Cost or Amortized Cost
Equity securities	48,744	1,939
Gross Unrealized Gains
Equity securities	22	0
Gross Unrealized Losses
Equity securities	(87)	0
Fair Value
Equity securities	48,679	1,939
Preferred stock
Cost or Amortized Cost
Equity securities	7,802	5,000
Gross Unrealized Gains
Equity securities	0	0
Gross Unrealized Losses
Equity securities	(326)	(652)
Fair Value
Equity securities	7,476	4,348
U.S. Treasury and Federal agencies
Cost or Amortized Cost
Fixed maturities		30,655
Gross Unrealized Gains
Fixed maturities		920
Gross Unrealized Losses
Fixed maturities		0
Fair Value
Fixed maturities		31,575
U.S. Treasury
Cost or Amortized Cost
Fixed maturities	42,602
Gross Unrealized Gains
Fixed maturities	1,125
Gross Unrealized Losses
Fixed maturities	(12)
Fair Value
Fixed maturities	43,715
States and political subdivisions bonds
Cost or Amortized Cost
Fixed maturities	168,352	101,105
Gross Unrealized Gains
Fixed maturities	3,720	1,681
Gross Unrealized Losses
Fixed maturities	(571)	(3,202)
Fair Value
Fixed maturities	171,501	99,584
Residential mortgage-backed securities
Cost or Amortized Cost
Fixed maturities	476,705	272,820
Gross Unrealized Gains
Fixed maturities	6,829	4,136
Gross Unrealized Losses
Fixed maturities	(2,244)	(7,527)
Fair Value
Fixed maturities	481,290	269,429
Corporate bonds
Cost or Amortized Cost
Fixed maturities	836,511	477,442
Gross Unrealized Gains
Fixed maturities	32,133	21,397
Gross Unrealized Losses
Fixed maturities	(4,759)	(7,044)
Fair Value
Fixed maturities	863,885	491,795
U.S. Government
Cost or Amortized Cost
Fixed maturities	1,210
Gross Unrealized Gains
Fixed maturities	0
Gross Unrealized Losses
Fixed maturities	0
Fair Value
Fixed maturities	1,210
Asset-backed Securities
Cost or Amortized Cost
Fixed maturities	5,458
Gross Unrealized Gains
Fixed maturities	0
Gross Unrealized Losses
Fixed maturities	0
Fair Value
Fixed maturities	5,458
Foreign government
Cost or Amortized Cost
Fixed maturities	6,214
Gross Unrealized Gains
Fixed maturities	0
Gross Unrealized Losses
Fixed maturities	(307)
Fair Value
Fixed maturities	5,907
Commercial mortgage-backed securities
Cost or Amortized Cost
Fixed maturities	81,539	8,179
Gross Unrealized Gains
Fixed maturities	653	0
Gross Unrealized Losses
Fixed maturities	0	(51)
Fair Value
Fixed maturities	82,192	8,128
NGHC, excluding Reciprocal Exchanges
Cost or Amortized Cost
Equity securities	53,794	6,939
Fixed maturities	1,288,829	757,188
Securities pledged	100,177	133,013
Total	1,342,623
Gross Unrealized Gains
Total	42,868
Gross Unrealized Losses
Total	(7,447)
Fair Value
Equity securities	53,403	6,287
Fixed maturities	1,324,641	766,589
Securities pledged	100,932	133,922
Total	1,378,044
Reciprocal Exchanges
Cost or Amortized Cost
Equity securities	2,752
Fixed maturities	229,585
Total	232,337
Gross Unrealized Gains
Total	0
Gross Unrealized Losses
Total	0
Fair Value
Equity securities	2,752	0
Fixed maturities	229,585	0
Total	$ 232,337